INCOME TAXES - Reconciliations of the differences between statutory income tax and effective income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
INCOME TAXES
Income before income tax expenses	¥ 7,376,135	$ 1,054,775	¥ 7,892,422	¥ 5,277,451
Statutory tax rate in the PRC	25.00%	25.00%	25.00%	25.00%
Reconciliation, Amount
Income tax at statutory tax rate	¥ 1,844,033		¥ 1,973,106	¥ 1,319,363
Changes in valuation allowance			15,486	26,715
Effect of different tax rate of subsidiary operation in other jurisdiction			(10,324)	(4,016)
Non-deductible expenses
Share-based compensation	94,593
Others	3,300		42,726	47,467
Preferential tax rate	(679,618)		(744,996)	(488,462)
Research and development super-deduction	(62,704)		(102,658)	(98,914)
Effect of cross-border tax laws	292,627
Withholding income tax			470,966	206,721
Income tax expense	¥ 1,400,492	$ 200,268	¥ 1,644,306	¥ 1,008,874
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC	PRC
Reconciliation, Percent
Income tax at statutory tax rate	25.00%	25.00%	25.00%	25.00%
Non-deductible expenses
Share-based compensation	1.30%	1.30%
Others	0.00%	0.00%
Preferential tax rate	(9.20%)	(9.20%)
Research and development super-deduction	(0.90%)	(0.90%)
Effect of cross-border tax laws	4.00%	4.00%
Effective tax rate	19.00%	19.00%
PRC
INCOME TAXES
Statutory tax rate in the PRC	25.00%	25.00%
Reconciliation, Amount
Changes in valuation allowance	¥ 12,513
Reconciliation, Percent
Income tax at statutory tax rate	25.00%	25.00%
Changes in valuation allowance	0.20%	0.20%
Hong Kong
Reconciliation, Amount
Foreign Tax effects	¥ (93,831)
Tax exemption	(94,774)
Changes in valuation allowance	¥ 943
Reconciliation, Percent
Foreign Tax effects	(1.30%)	(1.30%)
Tax exemption	(1.30%)	(1.30%)
Changes in valuation allowance	0.00%	0.00%
Others
Reconciliation, Amount
Other foreign jurisdictions	¥ (10,421)
Reconciliation, Percent
Other foreign jurisdictions	(0.10%)	(0.10%)